Annual Total Returns- Vanguard Mega Cap Growth Index Fund (ETF) [BarChart] - ETF - Vanguard Mega Cap Growth Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.05%	17.23%	32.48%	13.66%	3.72%	6.40%	29.47%	(2.86%)	37.54%	40.99%